Debt and Credit Facilities - Scheduled Annual Maturities for Next Five Years and Thereafter (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 201.5
2015	256.6
2016	391.6
2017	2.1
2018	694.9
Thereafter	2,800.0
Total	$ 4,346.7